Business Combinations and Divestiture - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands			3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 25, 2021 USD ($)	Jun. 16, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) CLINIC centre $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 15, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Shares issued to Wilco Holdco stockholders (in shares) | shares		130,300
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Exchange ratio		136.7
Common stock, shares issued (in shares) | shares		207,282	207,400	207,400	207,400	138,900
Common stock, shares outstanding (in shares) | shares		196,643	197,400	197,400	197,400	128,300
Contingent common shares liability			$ 45,360	$ 45,360	$ 45,360	$ 0
Fair value of warrant liability		$ 26,900	4,300	4,300	4,300
Change in fair value of warrant liability				22,595	(22,595)	0	$ 0
Transaction cost					5,543
Transaction cost off-set against additional paid-in capital		$ 19,200
Goodwill, net			$ 608,811	608,811	608,811	$ 1,330,085	$ 1,330,085
Three Acquisitions 2021
Schedule Of Reverse Recapitalization [Line Items]
Number of businesses acquired | centre			3
Number of clinics | CLINIC			7
Cash consideration			$ 4,500
Contingent consideration liability			1,400	1,400	1,400
Goodwill, net			$ 5,500	$ 5,500	$ 5,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Home Health service line
Schedule Of Reverse Recapitalization [Line Items]
Sale price	$ 7,300
Gain on disposition of business	$ 5,800
Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Contingent common share liability (in shares, up to) | shares		15,000
Contingent common share liability term		10 years
Public Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of shares called by each warrant | shares		6,900	6,900	6,900	6,900
Change in fair value of warrant liability				$ 15,801
Private Placement Warrants
Schedule Of Reverse Recapitalization [Line Items]
Number of shares called by each warrant | shares		3,000	3,000	3,000	3,000
Warrants transferred and surrender in conjunction with business combination (in shares) | shares		3,000
Change in fair value of warrant liability				$ 6,794
Earnout Shares Liability
Schedule Of Reverse Recapitalization [Line Items]
Contingent common shares liability		$ 140,000	$ 28,800	28,800	$ 28,800
Gain on derivative					111,200
Vesting Shares Liability
Schedule Of Reverse Recapitalization [Line Items]
Contingent common shares liability		$ 80,500	$ 16,600	$ 16,600	16,600
Gain on derivative					$ 63,900
2016 Plan
Schedule Of Reverse Recapitalization [Line Items]
Unrestricted shares ( in shares) | shares		1,200
Wilco Holdco, Inc.
Schedule Of Reverse Recapitalization [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.01
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares issued to Wilco Holdco stockholders (in shares) | shares		130,300
Shares issued to Wilco Holdco stockholders, value per share (in dollars per share) | $ / shares		$ 0.0001
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Unrestricted shares ( in shares) | shares		128,300
Common stock, shares issued (in shares) | shares			207,400	207,400	207,400
Common stock, shares outstanding (in shares) | shares			197,400	197,400	197,400
Number of shares issued as consideration | shares		30,000
Aggregate purchase price		$ 300,000
Price per share (in dollars per share) | $ / shares		$ 10.00
Equity consideration transferred in exchange for redemption of preferred stock		$ 59,000
Equity consideration transferred in exchange for redemption of preferred stock (in shares) | shares		12,800
Class A Common Stock | FAII
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares) | shares								34,500
Class A Common Stock | Fortress
Schedule Of Reverse Recapitalization [Line Items]
Number of shares issued as consideration | shares		7,500
Aggregate purchase price		$ 75,000
Price per share (in dollars per share) | $ / shares		$ 10.00
Class A Common Stock | 2016 Plan
Schedule Of Reverse Recapitalization [Line Items]
Restricted shares (in shares) | shares		2,000
Class F Common Stock | FAII
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares) | shares								8,625